UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22763

CPG Carlyle Commitments Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Carlyle Commitments Fund, LLC

Schedule of Investments (Unaudited)

June 30, 2018

CPG Carlyle Commitments Fund, LLC (a)

Investment in CPG Carlyle Commitments Master Fund, LLC, at value - 100.14% (b)	$1,072,561,452
Liabilities in excess of other assets - (0.14%)	(1,470,574)
Net Assets - 100.00%	$1,071,090,878

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG Carlyle Commitments Master Fund, LLC
Consolidated Schedule of Investments (Unaudited)
June 30, 2018

	Geographic Region	Cost	Fair Value
Investment Funds - 73.48%
Co-Investments - 13.51%
Carlyle Eagle Coinvestment, L.P. [a,b]	North America	$9,045,894	$9,014,160
Carlyle ECI Coinvestment, L.P. [a,b]	North America	501,565	801,108
Carlyle Havasu Coinvestment, L.P. [a,b]	North America	7,235,350	6,503,925
Carlyle Interlink Coinvestment, L.P. [a,b]	North America	3,020,856	2,229,219
Carlyle Mars Partners, L.P. [a,b]	Asia/Pacific	3,085,913	2,710,231
Carlyle PIB Coinvestment, L.P. [a,b]	Europe	17,298,291	19,787,093
Carlyle RDSL Coinvestment, L.P. [a,b]	South America	13,609,511	19,404,549
Carlyle Sapphire Partners, L.P. [a,b]	North America	9,180,000	10,033,197
Carlyle Thunder Coinvestment, L.P. [a,b]	North America	5,034,925	4,827,141
CEMOF II Master Co-Investment Partners, L.P. [a]	North America	12,038,481	12,865,071
CSP III Canaveral Co-investment (Cayman), L.P. [a,b]	North America	4,215,561	3,209,174
CSP III Magellan Co-investment (Cayman), L.P. [a,b]	North America	4,519,908	3,429,120
Nash Coinvestment, L.P. [a]	Africa	8,701,500	13,161,278
Neptune Coinvestment, LP [a,b]	Europe	9,527,785	14,046,559
Reciprocal Capital Holdings LLC [a,b]	Asia/Pacific	13,878,584	21,689,397
Riverstone Fieldwood Partners, L.P. [a,b]	North America	7,009,249	1,210,030
Total Co-Investments		127,903,373	144,921,252

Primary Investments - 24.11%
AlpInvest Co-Investment Fund (Onshore) VII, LP [a,b]	North America	5,293,137	5,080,563
Carlyle Asia Growth Partners V, L.P. [a,b]	Asia/Pacific	5,924,637	6,054,910
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	60,060,715	74,075,444
Carlyle Europe Technology Partners III, L.P. [a,b]	Europe	14,480,470	19,892,278
Carlyle Global Financial Services Partners II, L.P. [a,b]	Global	30,095,250	30,985,000
Carlyle Global Financial Services Partners III, L.P. [a,b]	Global	4,885,360	4,276,728
Carlyle International Energy Partners, L.P. [a]	Global	12,541,134	17,131,825
Carlyle Partners VI, L.P. [a]	North America	17,678,973	19,098,458
Carlyle Strategic Partners III, L.P. [a,b]	North America	7,149,127	6,305,442
Carlyle Structured Credit Fund, L.P. [a]	North America	7,676,279	7,983,277
Golub Capital Partners 10, L.P. [a]	North America	25,500,000	26,106,374
JLL Partners Fund VII, L.P. [a,b]	North America	15,499,890	16,491,149
TCG BDC, Inc. [a]	North America	27,178,493	25,077,336
Total Primary Investments		233,963,465	258,558,784

Secondary Investments - 35.86%
Aberdeen Venture Partners IV, L.P. [a,b]	North America	73,081	489,520
Abraaj Private Equity Fund IV L.P. [a]	Middle East/North Africa	7,543,083	8,893,035
Audax Private Equity Fund, L.P. [a,b]	North America	-	7,069
Brazil Buyout Coinvestment, L.P. [a,b]	South America	134,612	94,713
Caliburn Strategic Fund [a,b]	Europe	369,280	548,154
Canyon Distressed Opportunity Fund (Cayman), L.P. [a,b]	North America	-	65,060
Canyon Distressed Opportunity Fund (Delaware), L.P. [a,b]	North America	-	571,349
Carlyle Asia Growth Partners III, L.P. [a,b]	Asia/Pacific	1,886,007	524,544
Carlyle Asia Growth Partners III Coinvestment, L.P. [a,b]	Asia/Pacific	-	68,829
Carlyle Asia Growth Partners IV, L.P. [a]	Asia/Pacific	27,317,739	18,212,011

CPG Carlyle Commitments Master Fund, LLC
Consolidated Schedule of Investments (Continued)
June 30, 2018

	Geographic Region	Cost	Fair Value
Secondary Investments - 35.86% (Continued)
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a]	Asia/Pacific	$511,969	$177,947
Carlyle Asia Partners II, L.P. [a,b]	Asia/Pacific	130,845	336,712
Carlyle Asia Partners II Coinvestment, L.P. [a,b]	Asia/Pacific	472,065	113,461
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	3,991,065	7,191,358
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	893,732	563,236
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	2,369,828	2,467,773
Carlyle Asia Structured Credit Opportunities Fund, L.P. [a,b]	Asia/Pacific	5,921,097	6,595,597
Carlyle Cardinal Ireland Fund, L.P. [a,b]	Europe	437,980	559,623
Carlyle Energy Mezzanine Opportunities Fund, L.P. [a]	North America	7,102,535	6,073,565
Carlyle Europe Partners II, L.P. [a,b]	Europe	2,890,746	405,540
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	748,048	115,762
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a,b]	Europe	179,525	102,618
Carlyle Europe Partners III, L.P. [a,b]	Europe	4,841,323	3,729,121
Carlyle Europe Partners III Investment Holdings, L.P. [a]	Europe	3,846,918	959,315
Carlyle Europe Partners IV, L.P. [a,b]	Europe	662,359	820,903
Carlyle Europe Technology Partners Coinvestment, L.P. [a,b]	Europe	-	30
Carlyle Europe Technology Partners II Coinvestment, L.P. [a,b]	Europe	215,241	39,209
Carlyle Global Financial Services Partners, L.P. [a,b]	Global	6,112,679	4,616,580
Carlyle Global Financial Services Partners Coinvestment, L.P. [a]	Global	231,582	50,463
Carlyle Global Financial Services Partners II, L.P. [a]	Global	3,266,908	3,536,271
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a,b]	Global	-	81
Carlyle Infrastructure Partners, L.P. [a,b]	North America	4,193,754	3,655,014
Carlyle International Energy Partners, L.P. [a]	Global	3,312,115	3,997,426
Carlyle Japan Partners II, L.P. [a,b]	Asia/Pacific	920,356	2,490,024
Carlyle Japan Partners II Coinvestment, L.P. [a]	Asia/Pacific	854,013	205,401
Carlyle Mezzanine Partners II, L.P. [a,b]	North America	7,364,447	2,699,070
Carlyle Partners IV, L.P. [a,b]	North America	-	1,091,272
Carlyle Partners IV Coinvestment, L.P. [a,b]	North America	672,813	312,515
Carlyle Partners V, L.P. [a,b]	North America	40,995,188	43,406,188
Carlyle Partners V Coinvestment, L.P. [a]	North America	5,259,866	1,338,274
Carlyle Partners V Coinvestment (Cayman), L.P. [a,b]	North America	1,448,384	434,111
Carlyle Partners VI [a,b]	North America	13,424,061	16,694,165
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a,b]	North America	219,985	282,506
Carlyle Realty Partners V, L.P. [a]	North America	1,794,577	2,056,793
Carlyle Realty Partners VI, L.P. [a]	North America	210,493	245,078
Carlyle/Riverstone Global Energy and Power Fund II, L.P. [a,b]	North America	482,561	7,241
Carlyle/Riverstone Global Energy and Power Fund III, L.P. [a,b]	North America	2,387,691	778,259
Carlyle South America Buyout Fund, L.P. [a,b]	South America	2,390,709	2,723,519
Carlyle Strategic Partners II, L.P. [a,b]	North America	4,610,463	2,080,185
Carlyle Strategic Partners II Coinvestment, L.P. [a,b]	North America	690,344	358,675
Carlyle Strategic Partners III, L.P. [a]	North America	361,068	450,800
Carlyle Strategic Partners III Coinvestment, L.P. [a]	North America	226,932	216,370
Carlyle U.S. Equity Opportunity Fund [a]	North America	2,873,830	2,919,934

CPG Carlyle Commitments Master Fund, LLC
Consolidated Schedule of Investments (Continued)
June 30, 2018

	Geographic Region	Cost	Fair Value
Secondary Investments - 35.86% (Continued)
Carlyle U.S. Equity Opportunity Fund II, L.P. [a]	North America	$1,192,423	$1,143,085
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P. [a]	North America	81,680	54,556
Carlyle Venture Partners II Coinvestment, L.P. [a,b]	North America	258,221	422,663
Carlyle Venture Partners III Coinvestment, L.P. [a,b]	North America	129,869	37,905
Cerberus Asia Partners, L.P. Series Two [a,b]	Asia/Pacific	-	70,674
Cerberus Institutional Overseas III, Ltd. [a,b]	North America	-	194,322
Cerberus Institutional Partners III, L.P. [a,b]	North America	-	1,194,308
Cerberus International SPV, Ltd. Class B-8 [a,b]	North America	1,364,485	2,796,113
ComVentures V, L.P. [a,b]	North America	19,481	17,957
Francisco Partners, LP [a,b]	North America	83,973	41,366
Garrison Opportunity Fund II A LLC [a,b]	North America	8,872,057	11,281,891
Garrison Opportunity Fund LLC - Series A [a,b]	North America	28,475	25,509
Garrison Opportunity Fund LLC - Series C [a,b]	North America	12,064	9,542
JLL Partners Fund V, L.P. [a,b]	North America	5,437,358	5,081,633
Laverne Buyer Holdings I, LLC [a,b]	North America	1,948,307	4,382,425
Laverne Buyer Holdings II, LLC [a,b]	North America	683,674	1,751,964
Laverne Buyer Holdings III, LLC [a,b]	North America	6,786,448	7,924,095
Laverne Buyer Holdings IV, LLC [a,b]	North America	3,463,254	14,336,616
Laverne Buyer Holdings V, LLC [a,b]	North America	2,120,359	2,317,859
LSVP VI Trust [a,b]	North America	-	23,543
Madison Dearborn Capital Partners IV [a,b]	North America	122,757	182,105
MENA Coinvestment, L.P. [a,b]	Middle East/North Africa	382,139	246,340
Mexico Coinvestment, L.P. [a]	North America	-	1,746
New Enterprise Associates 9, L.P. [a,b]	North America	26,424	87,991
New Enterprise Associates 10, L.P. [a,b]	North America	365,255	653,006
Newport Global Opportunities Fund, L.P. [a,b]	North America	24,304,434	21,862,268
Passero 18, L.P. [a,b]	North America	11,877,928	11,637,254
PIMCO Bravo Fund Onshore Feeder I, LP [a,b]	North America	15,306	134,864
PIMCO Bravo Fund, LP [a,b]	North America	102,128	1,119,807
Riverstone/Carlyle Global Energy and Power Fund IV, L.P. [a]	North America	10,223,709	9,071,572
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a,b]	North America	2,058,969	2,346,123
Riverstone Global Energy and Power Fund V, L.P. [a]	North America	15,602,186	16,501,921
Sevin Rosen Fund VIII, L.P. [a,b]	North America	26,494	62,803
Strategic Value Global Opportunities Feeder Fund 1-A, L.P. [a,b]	North America	1,832,025	5,074,335
Strategic Value Global Opportunities Fund 1-A, L.P. [a,b]	North America	122,510	333,480
Strategic Value Global Opportunities Master Fund, L.P. [a,b]	North America	-	65,372
Strategic Value Special Situations Feeder Fund, L.P. [a,b]	North America	5,938,852	21,366,949
Strategic Value Special Situations Fund, L.P. [a,b]	North America	504,804	1,786,536
Taylor Buyer Holdings, LLC [a,b]	North America	9,963,127	11,319,053
Three Arch Capital, L.P. [a,b]	North America	77,992	44,169
Varde Investment Partners LP [a,b]	North America	-	2,060
Warburg Pincus XI (Asia), L.P. [a,b]	Asia/Pacific	50,050,220	52,071,273
WLR Recovery IV, L.P. [a,b]	North America	5,129,983	19,168,767
Total Secondary Investments		348,053,267	384,620,089
Total Investment Funds		$709,920,105	$788,100,125

CPG Carlyle Commitments Master Fund, LLC
Consolidated Schedule of Investments (Continued)
June 30, 2018

	Geographic Region	Cost	Fair Value
Direct Investments - 0.23%
Interlink Maritime Corp.[b,c]	North America	$3,000,000	$2,430,000
Total Direct Investments		$3,000,000	$2,430,000

Common Stock - 0.59%
Builders Firstsource, Inc.[b]		5,643,793	6,384,216
Total Common Stock		$5,643,793	$6,384,216

Asset-Backed Investments - 4.21%
Carlyle Global Market Strategies, Series 17-2A, Class A2A, 3.03%, 7/20/2031		30,000,000	30,062,262
Carlyle Global Market Strategies, Series 17-2A, Class B, 3.73%, 7/20/2031		15,000,000	15,095,291
Total Asset-Backed Investments		$45,000,000	$45,157,553

Short-Term Investments - 23.09%
Certificate of Deposit - 4.66%
Bank of America N.A., 1.96%, 8/1/2018		25,000,000	24,999,150
Bank of America N.A., 2.41%, 11/1/2018		25,000,000	25,008,550
Total Certificate of Deposit		50,000,000	50,007,700

Money Market Funds - 18.43%
Dreyfus Cash Management, Class I, 2.10% [d]		$34,839,687	$34,853,572
Fidelity Institutional Prime Money Market Portfolio, Class I, 2.06% [d]		20,608,841	20,608,841
Goldman Sachs Financial Square Money Market Fund, Class I, 2.16% [d]		34,848,463	34,853,572
JPMorgan Prime Money Market Fund, Class I, 2.03%[d]		34,843,146	34,853,572
Morgan Stanley Institutional Liquidity Fund, Class I, 1.78% [d]		2,772,357	2,772,357
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 2.11% [d]		34,841,553	34,853,572
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 2.10% [d]		34,843,958	34,853,572
Total Money Market Funds		197,598,005	197,649,058
Total Short-Term Investments		$247,598,005	$247,656,758

Total Investments - 101.60%		$1,011,161,903	$1,089,728,652
Liabilities in excess of other assets - (1.60%)			(17,167,040)
Net Assets - 100.00%			$1,072,561,612

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[b]	Non-income producing security.
[c]	Level 3 securities fair valued under procedures established by the Board of Directors, represents 0.2% of Net Assets. The total value of these securities is $2,430,000.
[d]	The rate shown is the annualized 7-day yield as of June 30, 2018.

CPG Carlyle Commitments Master Fund, LLC
Consolidated Schedule of Investments (Continued)
June 30, 2018

Investments as of June 30, 2018

Percent of Total
Private Equity Type	Net Assets
Investment Funds
Co-Investments	13.51%
Primary Investments	24.11%
Secondary Investments	35.86%
Total Investment Funds	73.48%
Direct Investments	0.23%
Common Stock	0.59%
Asset-Backed Investments	4.21%
Short-Term Investments
Certificate of Deposit	4.66%
Money Market Funds	18.43%
Total Short-Term Investments	23.09%
Total Investments	101.60%
Liabilities in excess of other assets	(1.60%)
Total Net Assets	100.00%

See accompanying Notes to Schedule of Investments.

CPG Carlyle Commitments Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity investment funds (“Investment Funds”) are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The net asset value (“NAV”) of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and the Board will consider such information and whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of June 30, 2018:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$2,430,000	$2,430,000
Common Stock	6,384,216	-	-	6,384,216
Asset-Backed Securities	-	45,157,553	-	45,157,553
Short-Term Investments	-	247,656,758	-	247,656,758
Total	$6,384,216	$292,814,311	$2,430,000	$301,628,527

The Master Fund held Investment Funds with a fair value of $788,100,125, that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of June 30, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of March 31, 2018	$2,321,672	$2,321,672
Gross Contributions	-	-
Gross Distributions	(414,224)	(414,224)
Realized Gain	-	-
Unrealized Appreciation/(Depreciation)	522,552	522,552
Balance as of June 30, 2018	$2,430,000	$2,430,000

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended June 30, 2018.

The amount of the net change in unrealized appreciation/(depreciation) for the period ended June 30, 2018 relating to investments in Level 3 assets still held at June 30, 2018 is $522,552.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Carlyle Commitments Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	August 27, 2018

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	August 27, 2018

*	Print the name and title of each signing officer under his or her signature.